Intangible Assets (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended					6 Months Ended			12 Months Ended
	Jun. 30, 2016		Mar. 31, 2016	Jul. 02, 2015	Apr. 02, 2015	Jun. 30, 2016		Jul. 02, 2015	Dec. 31, 2015		Jan. 01, 2015	Dec. 26, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net of accumulated depreciation	$ 574.8					$ 574.8			$ 566.7		$ 488.6	$ 492.0
Amortization expense									$ 22.6		$ 20.6	$ 16.2
NCM, LLC. [Member]
Finite-Lived Intangible Assets [Line Items]
Common membership units issued			1,416,515		2,160,915
Increase (decrease) in intangible assets, net						$ 21.1		$ 31.4
Minimum [Member] | NCM, LLC. [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage increase (decrease) in theatre attendance for Common Unit adjustment to occur						(2.00%)			(2.00%)
Maximum [Member] | NCM, LLC. [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage increase (decrease) in theatre attendance for Common Unit adjustment to occur						2.00%			2.00%
AMC And Cinemark Integration Payments [Member] | NCM, LLC. [Member]
Finite-Lived Intangible Assets [Line Items]
Increase (decrease) in intangible assets, net	0.7			$ 0.8		$ 0.8		1.1
Founding Member Payment Election [Member] | NCM, LLC. [Member]
Finite-Lived Intangible Assets [Line Items]
Increase (decrease) in intangible assets, net	0.1			$ 0.3		1.0		$ 1.1
Founding Members [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining life									21 years 2 months 12 days		22 years 2 months 12 days
Network Affiliates [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net of accumulated depreciation									$ 30.8		$ 30.3
Weighted average remaining life									13 years 10 months 24 days		14 years 10 months 24 days
Common Unit Adjustments And Integration Payments [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net of accumulated depreciation	$ 544.0	[1]				$ 544.0	[1]		$ 535.9	[1]	$ 458.3

[1]	Refer to Note 2-Intangible Assets for further information on common unit adjustments and integration payments.